Other Payables and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Other Payables and Accruals
Unearned revenue	$ 27,916	$ 26,684
Accrued off-hire	1,688	3,108
Accrued purchases	3,335	10,411
Accrued interest	12,393	14,402
Other accruals	6,238	6,066
Total	$ 51,570	$ 60,671	[1]	$ 49,824

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).